Investments In Joint Ventures and Associates - Summary Of Bargain Purchase (Detail) - Jan. 20, 2022 $ in Thousands, $ in Thousands	MXN ($)	USD ($)	USD ($)
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Fair value of the identifiable net assets acquired	$ 38,317,854		$ 1,878,050
Deer Park
Disclosure of Investments in Subsidiaries Joint Ventures and Associates [Line items]
Total consideration transferred	37,046,666		1,815,746
Fair value of the identifiable net assets acquired	(38,317,854)		$ (1,878,050)
Gain on bargain purchase	$ (1,271,188)	$ (62,304)